Cover	12 Months Ended
Oct. 31, 2024 shares
Document Information [Line Items]
Document Type	20-F
Document Registration Statement	false
Document Annual Report	true
Document Transition Report	false
Document Financial Statement Error Correction [Flag]	false
Document Shell Company Report	false
Entity Interactive Data Current	Yes
Document Accounting Standard	U.S. GAAP
ICFR Auditor Attestation Flag	false
Amendment Flag	false
Document Period End Date	Oct. 31, 2024
Document Fiscal Year Focus	2024
Document Fiscal Period Focus	FY
Entity Information [Line Items]
Entity Registrant Name	Park Ha Biological Technology Co., Ltd.
Entity Central Index Key	0001986247
Entity File Number	001-42453
Entity Incorporation, State or Country Code	E9
Current Fiscal Year End Date	--10-31
Entity Well-known Seasoned Issuer	No
Entity Voluntary Filers	No
Entity Current Reporting Status	Yes
Entity Shell Company	false
Entity Filer Category	Non-accelerated Filer
Entity Emerging Growth Company	true
Entity Ex Transition Period	false
Entity Contact Personnel [Line Items]
Entity Address, Address Line One	901, Building C
Entity Address, Address Line Two	Phase 2, Wuxi International Life Science Innovation Campus
Entity Address, Address Line Three	196 Jinghui East Road
Entity Address, City or Town	Wuxi
Entity Address, Country	CN
Entity Address, Postal Zip Code	214000
Entity Listings [Line Items]
Title of 12(b) Security	Ordinary Shares, par value $0.00002 per share
Trading Symbol	PHH
Security Exchange Name	NASDAQ
Entity Common Stock, Shares Outstanding	25,000,000
Business Contact [Member]
Entity Contact Personnel [Line Items]
Contact Personnel Name	Xiaoqiu Zhang
Contact Personnel Email Address	ir@parkha.cn
Entity Address, Address Line One	901, Building C
Entity Address, Address Line Two	Phase 2, Wuxi International Life Science Innovation Campus
Entity Address, Address Line Three	196 Jinghui East Road
Entity Address, City or Town	Wuxi
Entity Address, Country	CN
Entity Address, Postal Zip Code	214000
Entity Phone Fax Numbers [Line Items]
City Area Code	+86
Local Phone Number	400 012 7562